Derivative Instruments Measured at Fair Value on a Recurring Basis (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Value Measurements Using Significant other observable inputs (Level 2) Fair Value, Measurements, Recurring INR	Mar. 31, 2010 Fair Value Measurements Using Significant other observable inputs (Level 2) Fair Value, Measurements, Recurring INR	Mar. 31, 2011 Fair Value, Measurements, Recurring INR	Mar. 31, 2010 Fair Value, Measurements, Recurring INR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 1,697.2	75,593.6	77,929.2	75,593.6	77,929.2	75,593.6	77,929.2
Derivative liabilities				74,401.8	75,326.1	74,401.8	75,326.1